Borrowings - US$ CONVERTIBLE BOND (Details) R / shares in Units, $ / shares in Units, R in Millions, $ in Millions							1 Months Ended	12 Months Ended
	Oct. 21, 2019 ZAR (R)	Apr. 11, 2019 USD ($)	Apr. 11, 2019 ZAR (R)	Sep. 19, 2018 USD ($)	Sep. 11, 2018 USD ($)	Sep. 19, 2017 USD ($) $ / shares	Jul. 31, 2018 USD ($)	Dec. 31, 2019 ZAR (R) item R / shares	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 USD ($)	Dec. 31, 2019 USD ($) R / $
Disclosure of detailed information about borrowings [line items]
Deferred revenue advance received	R 1,100.0	$ 125	R 1,750.0				$ 500	R 2,859.3	R 6,555.4
Accrued interest and unwinding of amortised cost								374.4	538.3	R 251.8
Balance at beginning of period								24,504.7	25,649.5	8,973.8
Loans raised								18,981.7	17,130.2	69,593.8
Loans repaid								22,008.3	21,231.5	55,719.5
Accrued interest paid								(777.7)	(907.2)	(431.5)
Interest charge								1,444.9	1,572.5	2,091.9
Unwinding of amortised cost								374.4	538.3	251.8
Gain on derecognition of borrowings									(179.7)
Foreign currency translation								779.9	(3,367.2)	1,956.3
Balance at end of period								23,736.2	24,504.7	25,649.5
Balance at beginning of the year								408.9	1,093.5
(Gain)/loss on financial instruments								6,015.1	(1,704.1)	1,114.4
Gain on derecognition of derivative financial instruments									(50.3)
Gain on foreign exchange differences								(325.5)	(1,169.1)	(292.4)
Balance at end of the year								R 4,144.9	408.9	1,093.5
BTT streaming revenue
Disclosure of detailed information about borrowings [line items]
Deferred revenue advance received | $				$ 500	$ 500						$ 50
US 450 Million Convertible Bond [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					66	$ 450						$ 384
Bond purchase price | $					$ 50
Coupon rate (as a percent)												1.875%
Debt term								6 years
Conversion premium								35.00%
Weighted average share price | $ / shares						$ 1.2281
Initial conversion price | $ / shares						$ 1.6580
Number of tranches | item								2
Accrued interest and unwinding of amortised cost								R 196.8	185.8	50.7
Balance at beginning of period								4,496.6	4,357.1
Loans repaid									745.2
Interest charge								105.0	105.9	29.8
Unwinding of amortised cost								196.8	185.8	50.7
Gain on derecognition of borrowings									(50.9)
Balance at end of period								4,578.6	4,496.6	4,357.1
Balance at beginning of the year								408.9	1,093.5
(Gain)/loss on financial instruments								3,911.5	(678.1)	(115.9)
Derivative financial instrument recognised										1,296.6
Gain on foreign exchange differences								(175.5)	43.8	(87.2)
Balance at end of the year								R 4,144.9	408.9	1,093.5
Share price appreciation, as a percent								258.00%
Year-end share price | R / shares								R 35.89
Closing foreign exchange rate | R / $												14.00
US 450 Million Convertible Bond [Member] | AMORTIZED COST
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period								R 4,496.6	4,357.1
Loans raised										4,634.5
Accrued interest paid								(105.5)	(111.7)
Balance at end of period								4,578.6	4,496.6	4,357.1
Gain on foreign exchange differences								R (114.3)	R 755.6	R (357.9)
US 450 Million Convertible Bond [Member] | Historical volatility for shares, measurement input [member]
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities												38.76